Share Capital - Schedule of Classes of Share Capital (Details) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 26,148		¥ 26,148	¥ 20,634	¥ 456
Issuance of ordinary shares for the reverse acquisition, value					17,999
Issuance of ordinary shares	¥ 775	$ 123	2,433		2,071
Distribution to Tencent				(3,774)
Issuance of ordinary shares upon initial public offering			3,496
Ending balance			¥ 37,772	¥ 26,148	¥ 20,634
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance,shares | shares	2,970,573,050	2,970,573,050	2,970,573,050	2,543,814,662	1,290,862,550
Issuance of ordinary shares for the reverse acquisition, value | shares					1,080,239,767
Issuance of ordinary shares | shares			97,381,238	15,939,000	172,712,345
Issuance of stock dividend, share | shares				88,726,036
Exercise of share options, share | shares				39,262,654
Issuance of ordinary shares in exchange forordinary shares in an investee | shares				282,830,698
Issuance of puttable ordinary | shares			24,757,517
Issuance of ordinary shares upon initial public offering | shares			82,059,658
Balance,shares | shares			3,265,986,486	2,970,573,050	2,543,814,662
Beginning balance	¥ 2		¥ 2	¥ 2	¥ 1
Issuance of ordinary shares for the reverse acquisition, value					1
Ending balance			¥ 2	2	2
Share Capital | UEC
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares | shares			23,084,008
Share Capital | Musical Label Partners
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares | shares			68,131,015
Additional Paid-In Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 23,915		¥ 23,915	20,063
Issuance of ordinary shares for the reverse acquisition, value					17,992
Issuance of ordinary shares			2,433		2,071
Exercise of share options				79
Issuance of ordinary shares in exchange forordinary shares in an investee, value				7,547
Distribution to Tencent				(3,774)
Issuance of ordinary shares upon initial public offering			3,496
Ending balance			33,776	¥ 23,915	¥ 20,063
Additional Paid-In Capital | UEC
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares			1,027
Additional Paid-In Capital | Musical Label Partners
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares			¥ 2,905